Net Asset Value And Financial Highlights (Net Asset Value And Financial Highlights) (Details) (iShares S&P GSCI Commodity-Indexed Trust [Member], USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
iShares S&P GSCI Commodity-Indexed Trust [Member]
Net asset value per Share, beginning of period	$ 34.15		$ 31.67	$ 27.51
Net investment loss	$ (0.24)		$ (0.19)	$ (0.16)
Realized and unrealized gain (loss)	$ (0.87)		$ 2.67	$ 4.32
Net increase (decrease) in net assets from operations	$ (1.11)		$ 2.48	$ 4.16
Net asset value per Share, end of period	$ 33.04		$ 34.15	$ 31.67
Net investment loss	$ (0.70%)		$ (0.63%)	$ (0.55%)
Expenses	$ 0.80%	[1]	$ 0.75%	$ 0.75%
Total return, at net asset value	$ (3.25%)		$ 7.83%	$ 15.12%
Expenses to average net assets ratio excluding brokerage commissions and fees	0.75%

[1]	The ratio of expenses to average net assets includes brokerage commissions and fees in connection with the roll of CERFs which expired in March 2011. Excluding such brokerage commissions and fees, the ratio of expenses to average net assets for the year ended December 31, 2011 would have been 0.75%.